S000016649 [Member] Expense Example - Western Asset Mortgage Total Return Fund	Dec. 31, 2025 USD ($)
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	725
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	471
Expense Example, with Redemption, 3 Years	675
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,531
Class C1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,218
Expense Example, with Redemption, 10 Years	2,324
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	808
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	896
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,530
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	$ 1,774